18. Investments (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of associates [line items]
Assets	R$ 33,162,377	R$ 30,288,900	R$ 28,843,671
Current assets	5,701,834	4,237,241	6,821,637
Noncurrent assets	27,460,543	26,051,659	22,022,034
LIABILITIES		30,288,900	28,843,671
Current liabilities	6,109,914	5,656,036	4,789,118
Noncurrent liabilities	11,541,960	9,654,722	9,574,061
Equity	15,510,503	14,978,142	14,480,492	R$ 13,682,780
STATEMENT OF INCOME
Net operating revenues	14,024,573	13,101,753	14,945,844
Operating costs and expenses	10,665,890	10,234,115	11,799,316
Financial income (expense)	(748,440)	594,656	427,702
Income tax and social contribution	274,686	519,690	532,229
Net income (loss)	1,118,255	874,472	1,161,565
Total comprehensive income	1,086,917	817,271	R$ 1,452,909
Dona Francisca
Disclosure of associates [line items]
Assets	138,079	151,563
Current assets	10,304	19,311
Noncurrent assets	127,775	132,252
LIABILITIES	138,079	151,563
Current liabilities	4,144	5,306
Noncurrent liabilities	4,443	3,982
Equity	129,492	142,275
STATEMENT OF INCOME
Net operating revenues	70,716	70,208
Operating costs and expenses	(30,379)	(34,074)
Financial income (expense)	835	1,453
Income tax and social contribution	(2,632)	(3,275)
Net income (loss)	38,540	34,312
Other comprehensive income	0	0
Total comprehensive income	R$ 38,540	R$ 34,312
Investment interest - %	23.0303%	23.0303%
Investment book value	R$ 29,821	R$ 32,766
Foz do Chopim
Disclosure of associates [line items]
Assets	61,163	48,937
Current assets	21,553	11,043
Noncurrent assets	39,610	37,894
LIABILITIES	61,163	48,937
Current liabilities	1,808	2,336
Noncurrent liabilities	22,776	7,553
Equity	36,579	39,048
STATEMENT OF INCOME
Net operating revenues	40,441	40,762
Operating costs and expenses	(21,124)	(10,130)
Financial income (expense)	809	795
Income tax and social contribution	(1,547)	(1,580)
Net income (loss)	18,579	29,847
Other comprehensive income	0	0
Total comprehensive income	R$ 18,579	R$ 29,847
Investment interest - %	35.77%	35.77%
Investment book value	R$ 13,084	R$ 13,967